Share-Based Payments (Details) - Schedule of Share Options Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Options Granted [Line Items]
Dividend yield (%)
Risk-free interest rate (%)		4.76%
Exit rate (%)	25.00%
Volatility (%)		63.00%
Expected life of options (years)	10 years
Bottom of Range [Member]
Schedule of Share Options Granted [Line Items]
Risk-free interest rate (%)	3.49%	4.06%
Exercise multiples (%)	220.00%
Volatility (%)	60.00%	61.00%
Expected life of options (years)	2 years 9 months
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)	$ 0.43
Top of Range [Member]
Schedule of Share Options Granted [Line Items]
Risk-free interest rate (%)	3.87%	4.33%
Exercise multiples (%)	280.00%
Volatility (%)	62.00%	62.00%
Expected life of options (years)	3 years
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)	$ 1.82